Receivables - Allowance for accounts receivable (Detail) - Doubtful accounts receivable [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period		€ 190	€ 195
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		66	4
Utilisation, allowance account for credit losses of financial assets	[1]	(51)	(17)
Increase (decrease) through other changes, allowance account for credit losses of financial assets		21	16
Allowance account for credit losses of financial assets at end of period		€ 226	190
Assets and liabilities classified as held for sale [member]
Receivables [Line Items]
Increase (decrease) through other changes, allowance account for credit losses of financial assets			€ (8)

[1]	Write-offs for which an allowance was previously provided.